Investments Accounted for Using the Equity Method (Details) - Schedule of Balance of Investment Accounted for Using the Equity Method - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Schedule of Balance of Investment Accounted for Using the Equity Method [Line Items]
Total investments accounted for using the equity method	$ 232,558	$ 300,021
Compañía de Financiamiento Tuya S.A. [Member]
Schedule of Balance of Investment Accounted for Using the Equity Method [Line Items]
Total investments accounted for using the equity method	220,134	287,657
Puntos Colombia S.A.S. [Member]
Schedule of Balance of Investment Accounted for Using the Equity Method [Line Items]
Total investments accounted for using the equity method	9,986	11,514
Sara ANV S.A. [Member]
Schedule of Balance of Investment Accounted for Using the Equity Method [Line Items]
Total investments accounted for using the equity method	$ 2,438	$ 850